Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Income Tax Disclosure [Abstract]
Net deferred tax asset	$ 334	$ 316
Long-term deferred tax assets	345	268
Current deferred tax liabilities	11
Current deferred tax assets		48
State net operating loss carryforwards	448
State net operating loss carryforwards expiration dates	Expire beginning in 2014 and continuing through 2032
Valuation allowance	16
Unrecognized tax benefits that would impact effective tax rate if recognized	60	67	82
Unrecognized tax benefits expects to resolve within the next 12 months	5
Recognized (income) expense related to interest and penalties	20	2	10
Unrecognized tax benefits, related to accrued interest and penalties	60	40
Payments of interest and penalties	$ 1	$ 1